International Growth Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2025 (unaudited)

Common Stocks (97.3%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (2.4%)
CTS Eventim AG & Co. KGaA	Germany	38,600	3,784
Rightmove PLC	United Kingdom	317,857	3,032
Tencent Holdings, Ltd.	China	246,200	20,975

Total			27,791

Consumer Discretionary (8.6%)
Autoliv, Inc.	Sweden	38,700	4,779
Compass Group PLC	United Kingdom	1,093,500	37,255
Games Workshop Group PLC	United Kingdom	26,500	5,183
InterContinental Hotels Group PLC,ADR	United Kingdom	195,484	23,704
LVMH Moet Hennessy Louis Vuitton SE	France	34,529	21,128
USS Co., Ltd.	Japan	590,100	6,769

Total			98,818

Consumer Staples (0.3%)
PriceSmart, Inc.	United States	33,800	4,096

Total			4,096

Energy (0.4%)
Reliance Industries, Ltd.	India	292,300	4,491

Total			4,491

Financials (13.9%)
3i Group PLC	United Kingdom	137,600	7,587
Deutsche Boerse AG	Germany	55,400	14,847
Erste Group Bank AG	Austria	53,500	5,230
HDFC Bank, Ltd.	India	470,558	5,041
KBC Group NV	Belgium	126,300	15,138
London Stock Exchange Group PLC	United Kingdom	99,917	11,474
Marsh & McLennan Cos., Inc.	United States	59,057	11,902
Mastercard, Inc. - Class A	United States	35,650	20,278
Moody’s Corp.	United States	24,400	11,626
S&P Global, Inc.	United States	15,670	7,627
UBS Group AG	Switzerland	688,700	28,311
Visa, Inc. - Class A	United States	60,225	20,560

Total			159,621

Health Care (3.3%)
EssilorLuxottica SA	France	67,100	21,886
Hoya Corp.	Japan	71,100	9,822
Novo Nordisk A/S - Class B	Denmark	121,500	6,706

Total			38,414

Industrials (37.9%)
Aalberts NV	Netherlands	51,300	1,695
AddTech AB - Class B	Sweden	212,500	6,946
Airbus SE	France	157,600	36,841
Assa Abloy AB - Class B	Sweden	590,300	20,712
Atlas Copco AB - Class A	Sweden	1,830,000	31,162
BAE Systems PLC	United Kingdom	1,245,475	34,512
Canadian Pacific Kansas City, Ltd.	Canada	67,800	5,050
Epiroc AB - Class A	Sweden	825,345	17,430
Experian PLC	United States	332,912	16,766

Common Stocks (97.3%)	Country	Shares/ Par +	Value $ (000’s)
Industrials continued
GE Vernova, Inc.	United States	37,800	23,243
Howden Joinery Group PLC	United Kingdom	462,200	5,289
lnterpump Group SpA	Italy	125,000	5,767
Komatsu, Ltd.	Japan	240,600	8,372
KONE Oyj - Class B	Finland	207,413	14,151
Legrand SA	France	153,200	25,556
Mitsubishi Heavy Industries, Ltd.	Japan	828,000	21,636
Recruit Holdings Co., Ltd.	Japan	492,600	26,430
RELX PLC	United Kingdom	530,000	25,314
Safran SA	France	166,900	59,106
Schindler Holding AG	Switzerland	6,085	2,200
Schindler Holding AG - Participation Certificates	Switzerland	30,433	11,570
Schneider Electric SE	United States	112,300	31,703
SHO-BOND Holdings Co., Ltd.	Japan	145,361	4,778

Total			436,229

Information Technology (20.6%)
Advantest Corp.	Japan	188,600	18,856
Amadeus IT Group SA	Spain	88,100	6,973
ASML Holding NV	Netherlands	53,106	51,776
Azbil Corp.	Japan	1,217,600	11,580
BE Semiconductor Industries NV	Netherlands	72,950	10,941
Keyence Corp.	Japan	36,300	13,516
Lagercrantz Group AB - Class B	Sweden	315,700	6,826
Lectra	France	42,100	1,175
Nintendo Co., Ltd.	Japan	278,500	23,858
The Sage Group PLC	United Kingdom	275,000	4,083
SAP SE	Germany	181,000	48,525
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	897,000	39,023

Total			237,132

Materials (9.9%)
CRH PLC	United States	419,500	50,611
Franco-Nevada Corp.	Canada	77,800	17,317
Linde PLC	United States	76,155	36,174
The Sherwin-Williams Co.	United States	29,192	10,108

Total			114,210

Total Common Stocks (Cost: $804,616)			1,120,802

Total Investments (97.3%) (Cost: $804,616)@			1,120,802

Other Assets, Less Liabilities (2.7%)			30,900

Net Assets (100.0%)			1,151,702

International Growth Portfolio

Investments by Country of Risk as a Percentage of Net Assets:
United States	21.2%
France	14.4%
United Kingdom	13.7%
Japan	12.6%
Sweden	7.6%
Germany	5.8%
Netherlands	5.6%
Other	16.4%

Total	97.3%

+	All par is stated in U.S. Dollar unless otherwise noted.
@

At September 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $804,616 and the net unrealized appreciation of investments based on that cost was $316,186 which is comprised of $331,431 aggregate gross unrealized appreciation and $15,245 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2025.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Consumer Discretionary	$28,483	$70,335	$—
Consumer Staples	4,096	—	—
Financials	71,993	8,628	—
Industrials	28,293	407 ,936	—
Materials	63,599	50,611	—
All Others	—	307,828	—

Total Assets:	$196,464	$924,338	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand